Property, Plant and Equipment, Nett - Schedule of Interest Expenses and Foreign Exchange Losses Gains (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [abstract]
Interest expense and foreign exchange, net	$ 6,149	$ 7,358
Amount capitalized	69	85
Net amount in consolidated income statements	$ 6,080	$ 7,273